COMMITMENTS AND CONTINGENT LIABILITIES - ESTIMATED FUTURE ANNUAL PAYMENTS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of estimated future annual payments [line items]
estimated future annual payments	¥ 1,535	¥ 1,498
Within one year
Disclosure of estimated future annual payments [line items]
estimated future annual payments	301	390
Between one and two years
Disclosure of estimated future annual payments [line items]
estimated future annual payments	112	99
Between two and three years
Disclosure of estimated future annual payments [line items]
estimated future annual payments	110	66
Between three and four years [member]
Disclosure of estimated future annual payments [line items]
estimated future annual payments	102	63
Between four and five years [member]
Disclosure of estimated future annual payments [line items]
estimated future annual payments	64	56
Thereafter [member]
Disclosure of estimated future annual payments [line items]
estimated future annual payments	¥ 846	¥ 824